Commitments and Contingencies (Details) - USD ($)		6 Months Ended	7 Months Ended
	Jan. 14, 2022	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Purchase of additional units (in Shares)		1,125,000
Closing amount		$ 1,545,537	$ 2,625,000
Additional gross proceeds	$ 2,276,860
Underwriting commissions per unit (in Dollars per share)		$ 0.35	$ 0.35
Deferred underwriting payable		$ 2,704,690
Deferred fee			$ 2,625,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional units (in Shares)	227,686		1,125,000
Closing amount	$ 10		$ 1,500,000
Underwriting commissions per unit (in Dollars per share)		$ 0.2	$ 0.2